Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Goodwill and other intangible assets	$ 1,293	$ 1,376	$ 1,143
Property, plant and equipment	201	309	273
Right-of-use assets	303	490	513
Investment in associates and joint ventures	81	110	104
Other financial assets	168	284	260
Derivative financial instruments	5		7
Deferred compensation plan investments	236	218	193
Non-current tax receivable	15	28	31
Deferred tax assets	113	66	63
Contract costs	70	67	55
Contract assets	311	311	270
Total non-current assets	2,796	3,259	2,912
Inventories	5	6	5
Trade and other receivables	514	666	610
Current tax receivable	18	16	27
Other financial assets	1	4	1
Derivative financial instruments		1	1
Cash and cash equivalents	1,675	195	704
Contract costs	5	5	5
Contract assets	25	23	20
Total current assets	2,243	916	1,373
Assets classified as held for sale		19
Total assets	5,039	4,194	4,285
LIABILITIES
Loans and other borrowings	(869)	(87)	(104)
Lease liabilities	(34)	(65)	(55)
Trade and other payables	(466)	(568)	(616)
Deferred revenue	(452)	(555)	(572)
Provisions	(16)	(40)	(10)
Current tax payable	(30)	(50)	(50)
Total current liabilities	(1,867)	(1,365)	(1,407)
Loans and other borrowings	(2,898)	(2,078)	(1,910)
Lease liabilities	(416)	(595)	(615)
Derivative financial instruments	(18)	(20)
Retirement benefit obligations	(103)	(96)	(91)
Deferred compensation plan liabilities	(236)	(218)	(193)
Trade and other payables	(94)	(116)	(125)
Deferred revenue	(1,117)	(1,009)	(934)
Provisions	(44)	(22)	(17)
Deferred tax liabilities	(95)	(118)	(124)
Total non-current liabilities	(5,021)	(4,272)	(4,009)
Liabilities classified as held for sale		(22)
Total liabilities	(6,888)	(5,659)	(5,416)
Net liabilities	(1,849)	(1,465)	(1,131)
EQUITY
IHG shareholders' equity	(1,857)	(1,473)	(1,139)
Non-controlling interest	8	8	8
Total equity	$ (1,849)	$ (1,465)	$ (1,131)